UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from August 1, 2009 to August 31, 2009

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware	51-0020270
(State or jurisdiction of Incorporation or organization of the issuing entity)	(IRS Employer Indentification Number)

c/o Discover Bank
12 Read's Way
New Castle, Delaware	19720

(Address of principal executive offices of the issuing entity )	(Zip Code)

(302) 323-7315
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Delay of Commencement of Accumulation Period: On August 31, 2009, pursuant to the Amended and Restated Pooling and Servicing Agreement, dated as of November 3, 2004, as amended, by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the "Pooling and Servicing Agreement") and the applicable series supplement thereto, the commencement of the Accumulation Period (as defined in the applicable series supplement to the Pooling and Servicing Agreement) for Series 2005-A, which was scheduled to commence on October 1, 2009 (the first day of the Due Period related to the November 2009 Distribution Date), was delayed until January 1, 2010 (the first day of the Due Period related to the February 2010 Distribution Date).

Delay of Commencement of Accumulation Period: On August 31, 2009, pursuant to the Pooling and Servicing Agreement and the applicable series supplement thereto, the commencement of the Accumulation Period (as defined in the applicable series supplement to the Pooling and Servicing Agreement) for Series 2007-3, Subseries 1, which was scheduled to commence on October 1, 2009 (the first day of the Due Period related to the November 2009 Distribution Date), was delayed until January 1, 2010 (the first day of the Due Period related to the February 2010 Distribution Date).

Monthly Performance Data:

Pool and performance data with respect to the receivables that comprise the assets of the Discover Card Master Trust I (the "Master Trust") and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 1996-4:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B) Series 2003-3:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2003-3, which is attached as Exhibit 99(b) hereto.

(C) Series 2003-4, Subseries 2:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 99(c) hereto.

(D) Series 2004-2, Subseries 2:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2004-2, Subseries 2, which is attached as Exhibit 99(d) hereto.

(E) Series 2005-2:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2005-2, which is attached as Exhibit 99(e) hereto.

(F) Series 2005-4, Subseries 1:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 99(f) hereto.

(G) Series 2005-4, Subseries 2:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(g) hereto.

(H) Series 2006-1, Subseries 2:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(h) hereto.

(I) Series 2006-2, Subseries 2:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(i) hereto.

(J) Series 2006-2, Subseries 3:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(j) hereto.

(K) Series 2006-3:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2006-3, which is attached as Exhibit 99(k) hereto.

(L) Series 2007-1:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2007-1, which is attached as Exhibit 99(l) hereto.

(M) Series 2007-2:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2007-2, which is attached as Exhibit 99(m) hereto.

(N) Series 2007-3, Subseries 1:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2007-3, Subseries 1, which is attached as Exhibit 99(n) hereto.

(O) Series 2007-3, Subseries 2:

On September 15, 2009 the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(o) hereto.

Series 2007-CC Collateral Certificate:

On September 15, 2009, the Registrant made available the Monthly Certificateholders' Statement for August 2009 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on September 15, 2009 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds

Increase of Series Investor Interest for Series 2007-CC

On September 10, 2009, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among the Note Issuance Trust, as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, by and between the Note Issuance Trust, as Issuer, and U.S. Bank National Association as Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes was in the amount of $90,374,332, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $766,443,851. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes was increased by $90,374,332. The Note Issuance Trust paid the net proceeds from the issuance to Discover Bank in exchange for the increase in the investor interest in receivables represented by the collateral certificate.

On September 11, 2009, the Note Issuance Trust issued $1,300,000,000 principal amount of the DiscoverSeries Class A(2009-2) Notes, which is supported by the Collateral Certificate issued by the Master Trust pursuant to the Pooling and Servicing Agreement and the Series 2007-CC Supplement and held by the Note Issuance Trust. Pursuant to the Series 2007-CC Supplement, Discover Bank transferred to the Note Issuance Trust an additional $1,300,000,000 fractional undivided interest in the assets of the Master Trust as represented by an increase in the series investor interest for the Collateral Certificate. The Note Issuance Trust paid the proceeds of the issuance to Discover Bank in exchange for such additional fractional undivided interest.

Additional information regarding the Collateral Certificate and the Class A and Class D notes of the DiscoverSeries has been previously disclosed in the prospectus (the “Prospectus”), dated August 27, 2009, and the prospectus supplement thereto, dated September 2, 2009 (the "Prospectus Supplement"), each previously filed by us with the Securities and Exchange Commission on September 2, 2009 (file numbers 333-141703, 333-141703-01 and 333-141703-02).

Series 2007-CC shall not be subordinated in right of payment to any other series or subseries, and no other series or subseries shall be subordinated in right of payment to Series 2007-CC.

The Master Trust allocates collections and interchange, if applicable, among each series including Series 2007-CC, based on each series’ investor interest in receivables. For Series 2007-CC, the investor interest in receivables will reflect the aggregate nominal liquidation amount of the notes issued by the Note Issuance Trust. Increases and decreases of the aggregate nominal liquidation amount of such notes during the relevant monthly distribution period are described in the Asset-Backed Issuer Distribution Report on Form 10-D filed by Discover Card Execution Note Trust on September 15, 2009. The Master Trust also allocates receivables that Discover Bank has charged-off as uncollectible to each series or subseries based on the investor interest in receivables. Each series supplement to the Pooling and Servicing Agreement, including the Series 2007-CC Supplement, will specify the percentages of collections, interchange, if applicable, and charged-off receivables that are allocated to the series at each point in time. These percentages vary based on a number of factors, including whether the Master Trust or the Note Issuance Trust, as applicable, has started to pay principal to investors or an amortization event, early redemption event or event of default has occurred and is continuing. These percentages may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. When Discover Bank charges off a receivable as uncollectible, it reduces the amount of principal receivables in the Master Trust, and allocates a portion of the amount charged-off against the investor interest in receivables represented by each certificate, including an allocation to the Collateral Certificate based on the series charge-off percentage for Series 2007-CC.

Finance charge collections (including recoveries on charged-off accounts), interchange, investment income and principal collections allocated by the Master Trust are used or allocated by the Note Issuance Trust pursuant to the indenture and applicable indenture supplement and terms document, as previously disclosed in the Prospectus.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.	Exhibits
Exhibit No.		Description
99(a)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 1996-4.
99(b)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 2003-3.
99(c)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 2003-4, Subseries 2.
99(d)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 2004-2, Subseries 2.
99(e)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 2005-2.
99(f)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 2005-4, Subseries 1.
99(g)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 2005-4, Subseries 2.
99(h)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 2006-1, Subseries 2.
99(i)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 2006-2, Subseries 2.
99(j)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 2006-2, Subseries 3.
99(k)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 2006-3.
99(l)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 2007-1.
99(m)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 2007-2.
99(n)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 2007-3, Subseries 1.
99(o)		Monthly Certificateholders' Statement, related to the month ending
August 31, 2009, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK (Depositor)

/S/ Michael F. Rickert ___________________________________ Michael F. Rickert Vice President, Chief Financial Officer and Treasurer

Date: September 15, 2009

EXHIBIT INDEX
Exhibit No.	Description

99(a)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 1996-4.

99(b)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 2003-3.

99(c)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 2003-4, Subseries 2.

99(d)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 2004-2, Subseries 2.

99(e)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 2005-2.

99(f)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 2005-4, Subseries 1.

99(g)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 2005-4, Subseries 2.

99(h)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 2006-1, Subseries 2.

99(i)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 2006-2, Subseries 2.

99(j)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 2006-2, Subseries 3.

99(k)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 2006-3.

99(l)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 2007-1.

99(m)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 2007-2.

99(n)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 2007-3, Subseries 1.

99(o)	Monthly Certificateholders' Statement, related to the
month ending August 31, 2009, for Series 2007-3, Subseries 2.